Schedule of directors remuneration (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employees
Directors’ remuneration in respect of qualifying services	£ 1,046,324	£ 967,651	£ 676,557
Directors’ employer’s pension contributions	15,001	14,376	12,453
Directors remuneration	£ 1,061,325	£ 982,027	£ 689,010